Subsequent Events (Details Narrative) - USD ($)	Apr. 17, 2026	Jan. 17, 2026	Jul. 11, 2024	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Commercial paper				$ 3,000,000
Commercial paper, term			3 months
Subsequent Event [Member] | 3M USD Commercial Paper Series 003 [Member]
Subsequent Event [Line Items]
Commercial paper		$ 3,000,000
Interest rate		6.50%
Commercial paper, term		3 months
Subsequent Event [Member] | 3M USD Commercial Paper Series 004 [Member]
Subsequent Event [Line Items]
Commercial paper	$ 3,000,000
Interest rate	6.25%
Commercial paper, term	3 months